Note 11 - Supplemental Cash Flow Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Interest Paid	$ 246,620	$ 47,111